Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income tax expenses	$ 1,280	$ 205	$ 2,498	$ 806